Key risk themes (Tables)	6 Months Ended
Jun. 30, 2026
Key Risk Theme [Abstract]
Stress-tested CRE Portfolio	The following table presents the non-recourse CRE portfolio subject to bespoke stress-test by IFRS 9 stages, region, property type and average weighted loan to value (LTV) as well as allowance and provision for credit losses recorded as of June 30, 2026, and December 31, 2025, respectively.
Stress-tested CRE portfolio

	Jun 30, 2026	Dec 31, 2025
in € m.	Gross Carrying Amount¹	Gross Carrying Amount[1]
Exposure by stages
Stage 1	14,527	14,402
Stage 2	4,733	6,277
Stage 3	4,106	3,609
Total	23,366	24,288

thereof:
Forborne exposure	4,769	5,133

thereof:
North America	49%	51%
Western Europe (including Germany)[2]	45%	44%
Asia/Pacific	6%	5%

thereof: offices	35%	35%
North America	18%	18%
Western Europe (including Germany)[3]	16%	16%
Asia/Pacific	1%	1%
thereof: residential	15%	15%
thereof: hospitality	17%	15%
thereof: retail	9%	11%

Weighted average LTV, in %
Investment Bank	67%	65%
Corporate Bank	58%	58%
Other Business	84%	70%

	Six months ended Jun 30, 2026	Twelve months ended Dec 31, 2025
Allowance for Credit Losses[4]	1,129	903
Provision for Credit Losses[4]	395	712
thereof: North America	332	613
[1]Loans at amortized cost
[2]Germany accounts for ca 10% of the total stress-tested CRE portfolio as of June 30, 2026 and 9% as of December 31, 2025, respectively.
[3]Office loans in Germany accounted for 15% of total office loans in the stress-tested CRE portfolio as of June 30, 2026, and 14% as of December 31, 2025, respectively.
[4]Allowance for Credit Losses and Provision for Credit Losses do not include country risk allowances/provisions.